INCOME TAXES (Components of the Provision for Income Taxes) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Current:
Federal	$ 337,016	$ (383,861)
State and local	29,344	(2,987)
Utilization of net operating loss carryforward	(346,783)
Current (benefit) provision	19,577	(386,848)
Deferred:
Federal	202,531	(283,944)
State and local	34,178	(117,722)
Deferred (benefit) provision	236,709	(401,666)
Change in valuation allowance	(781,077)	322,573
Deferred Tax Asset Net Durational	(544,368)	(79,093)
Income tax provision (benefit)	$ (524,791)	$ (465,941)